OTHER NON-FINANCIAL LIABILITIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Non Financial Other Liabilities Explanatory Abstract
Deferred income	$ 41,318
Compensation income	30,408
Trade accounts payable	$ 29,507